Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 98,787	$ 198,740
Cost of revenue	(32,356)	(63,350)
Gross Profit	66,431	135,390
Other income
Realised gain from foreign exchange	21,181
Unrealised gain from foreign exchange	13,513
Other income	109,645	5,093
Total other income	144,339	5,093
Operating expenses:
General and administrative expenses	(1,323,899)	(1,748,690)
Realised loss from foreign exchange	(875)	(17,913)
Unrealised loss from foreign exchange		(17,975)
Total operating expenses	(1,324,774)	(1,784,578)
Loss from operations	(1,114,004)	(1,644,095)
Finance cost	(30,666)	(30,397)
Loss before income tax expense	(1,144,670)	(1,674,492)
Income tax expense		(12,409)
Net loss for the year	(1,144,670)	(1,686,901)
Other comprehensive (loss)
- Foreign exchange translation adjustment	(47,498)	(47)
Total comprehensive loss for the year	(1,192,168)	(1,686,948)
Net loss for the year attributable to:
Owners of the Company	(1,107,675)	(1,673,877)
Non-controlling interests	(36,995)	(13,024)
Net loss	(1,144,670)	(1,686,901)
Total comprehensive loss for the year attributable to:
Owners of the Company	(1,155,029)	(1,672,466)
Non-controlling interests	(37,139)	(14,482)
Total comprehensive loss for the period	$ (1,192,168)	$ (1,686,948)
Weighted average number of common shares outstanding - basic	229,000,001	229,000,001
Weighted average number of common shares outstanding - diluted	229,000,001	229,000,001
Net loss per common share- basic	$ (0.0050)	$ (0.0074)
Net loss per common share- diluted	$ (0.0050)	$ (0.0074)